Note 7 - Related Party Transactions	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
7.	Related party transactions

The related party transactions for the years presented were as follows:

Loans from a related party

In October and December 2019, the Company borrowed 60-day interest-free loans totaling of $29 (RMB200) from the noncontrolling shareholder of the Company, Dalian Wanchun Biotechnology Co., Ltd. (“Wanchun Biotech”), and the maturity of the above loans was extended at their expiration. The loans were fully repaid in September 2020.

In February, April and June 2020, the Company borrowed 60-day interest-free loans in an aggregate amount of $35 (RMB230) from Wanchun Biotech. The loans were fully repaid in September 2020.